Debt (Details) - 3 - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	May 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Debt [Line Items]
Exchange for cash proceeds							$ 1,900
Purchase amount			$ 5,000				5,000
Fair value of SAFEs				$ (10)	$ (50)	(655)	(83)
Principal amount				150
Carrying amount of SAFE			$ 1,983			$ 1,512	1,983
Warrant to purchase (in Shares)	500,000	400,000	200,000			605,000
Common stock at exercise prices (in Dollars per share)				$ 0.01
Warrant [Member]
Debt [Line Items]
Warrant to purchase (in Shares)				47,020
SAFEs [Member]
Debt [Line Items]
Exchange for cash proceeds							1,900
Fair value of SAFEs						$ 655	83
Original purchase amount						900
Carrying amount of SAFEs						1,126
Original purchase amount				$ 1,000
Carrying amount of SAFE				1,512
Fair value		$ 50		$ 10	$ 50
SAFEs [Member] | SAFE $900 [Member]
Debt [Line Items]
Purchase amount			$ 900				$ 900
Convertible shares, description							automatically convertible into shares of the Company’s common stock upon the occurrence of the Company’s next equity financing of not less than $5,000. These SAFEs are convertible at prices per share equal to discounts of 20% to 25% from the lowest per share purchase price of the Company’s equity securities in the financing. In the event of a dissolution prior to conversion, the Company must pay the holder of these SAFEs an amount equal to the purchase amount. In this case, the rights of the SAFE holders are senior to the Company’s capital stock and pari passu with any convertible debt of the Company.
SAFEs [Member] | SAFE $1,000 [Member]
Debt [Line Items]
Purchase amount			1,000				$ 1,000
Convertible shares, description							The conversion price of the preferred stock to be issued in exchange for the SAFEs would be equal to the greater of (i) the lowest price per share for preferred stock sold to investors in the initial closing of the equity financing, or (ii) the number of shares equal to the value of the SAFE, subject to a post money valuation cap of $175,000. If there is a liquidity event, including a change in control, a direct listing or an initial public offering, these SAFEs will be entitled to receive a portion of the proceeds equal to the greater of (i) the purchase amount or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the quotient obtained by dividing $175,000 by the Company’s total capitalization, including all shares and convertible securities (on an as-converted to common stock basis). In the event of a dissolution or liquidation of the Company, the holders of these SAFEs will be entitled to receive a cash-out amount equal to their original purchase price, which right is junior to the payment of the Company’s outstanding indebtedness and on par with the rights of other SAFEs and preferred stock.
$925 Convertible Note [Member] | Convertible Debt [Member]
Debt [Line Items]
Convertible shares, description							The notes are mandatorily convertible into common stock in the event the Company consummates a private placement for an aggregate offering amount of at least $20,000 or upon the change in control of the Company.
Principal amount			$ 925				$ 925
Bear interest			5.00%				5.00%
$925 Convertible Note [Member] | Convertible Debt [Member] | Minimum [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)			$ 5.02				$ 5.02
$925 Convertible Note [Member] | Convertible Debt [Member] | Maximum [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)			$ 6.84				$ 6.84
$250 Convertible Note [Member] | Convertible Debt [Member]
Debt [Line Items]
Convertible shares, description							The convertible note is also mandatorily convertible into common stock in the event the Company consummates a private placement, in a single transaction or series of related transactions, for an aggregate offering amount of at least $5,000.
Principal amount						$ 250
Bear interest						9.00%
Conversion price per share (in Dollars per share)						$ 5
$300 Convertible Note [Member] | Convertible Debt [Member]
Debt [Line Items]
Converted shares (in Shares)						187,971
Principal amount			$ 300				$ 300
Conversion price per share (in Dollars per share)			$ 6.84				$ 6.84
Original purchase amount						$ 875
$300 Convertible Note [Member] | Convertible Debt [Member] | Minimum [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)						$ 5
$300 Convertible Note [Member] | Convertible Debt [Member] | Maximum [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)						$ 5.02
Convertible Notes [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)				$ 6.84
Bore interest percentage				16.00%
Carrying amount of equity				$ 206
Class A Common Stock [Member] | SAFEs [Member]
Debt [Line Items]
Converted shares (in Shares)				150,953,000
Convertible Notes Payable [Member] | $300 Convertible Note [Member] | Convertible Debt [Member]
Debt [Line Items]
Converted shares (in Shares)							45,548
Convertible Notes Payable [Member] | Class A Common Stock [Member]
Debt [Line Items]
Converted shares (in Shares)				30,045
Investor [Member] | Warrant [Member]
Debt [Line Items]
Warrant to purchase (in Shares)				4,000
Investor [Member] | Convertible Notes Payable [Member] | Convertible Notes [Member]
Debt [Line Items]
Principal amount				$ 200
SAFEs [Member] | SAFEs [Member]
Debt [Line Items]
Purchase amount						$ 1,512
Converted shares (in Shares)						170,835
SAFEs [Member] | Debt [Member] | SAFEs [Member]
Debt [Line Items]
Purchase amount			$ 1,900				$ 1,900